Related Party Transactions (Details) - Schedule of related party transactions - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	$ 4,652,125	$ 150,185
Guardforce Limited – Sales [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	$ 111,564	$ 128,410